LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Below is a summary of our short-term borrowings as at December 31, 2017 and 2016.

	As at December 31
(In millions of dollars)	2017	2016

Accounts receivable securitization program	650	800
US commercial paper program	935	—

Total short-term borrowings	1,585	800

Below is a summary of the activity relating to our short-term borrowings for the years ended December 31, 2017 and 2016.

	Year ended December 31, 2017			Year ended December 31, 2016
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Proceeds received from accounts receivable securitization			530			295
Repayment of accounts receivable securitization			(680)			(295)
Net repayment of accounts receivable securitization			(150)			—

Proceeds received from US commercial paper	8,267	1.30	10,712	—	—	—
Repayment of US commercial paper	(7,530)	1.29	(9,704)	—	—	—
Net proceeds received from US commercial paper	737	1.37	1,008			—

Net proceeds received on short-term borrowings			858			—
The tables below summarize the activity relating to our long-term debt for the years ended December 31, 2017 and 2016.

	Year ended December 31, 2017			Year ended December 31, 2016
(In millions of dollars, except exchange rates)	Notional	Exchange	Notional	Notional	Exchange	Notional
	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Credit facility borrowings (Cdn$)			1,730			1,140
Credit facility borrowings (US$)	960	1.32	1,269	2,188	1.31	2,877
Total credit facility borrowings			2,999			4,017

Credit facility repayments (Cdn$)			(1,830)			(1,540)
Credit facility repayments (US$)	(1,110)	1.31	(1,453)	(2,038)	1.32	(2,686)
Total credit facility repayments			(3,283)			(4,226)

Net repayments under credit facilities			(284)			(209)

Senior note issuances (US$)	—	—	—	500	1.34	671
Senior note repayments (Cdn$)			(750)			(1,000)

Net repayment of senior notes			(750)			(329)

Net repayment of long-term debt			(1,034)			(538)

	Years ended December 31
(In millions of dollars)	2017	2016

Long-term debt net of transaction costs, beginning of period	16,080	16,870
Net repayment of long-term debt	(1,034)	(538)
Gain on foreign exchange	(608)	(245)
Deferred transaction costs incurred	(3)	(12)
Amortization of deferred transaction costs	13	5

Long-term debt net of transaction costs, end of period	14,448	16,080

					As at December 31
(In millions of dollars, except interest rates)	Due date		Principal amount	Interest rate	2017	2016

Bank credit facilities (Cdn$ portion)				Floating	—	100
Bank credit facilities (US$ portion)		US		Floating	—	201
Senior notes	2017		250	Floating	—	250
Senior notes	2017		500	3.000%	—	500
Senior notes	2018	US	1,400	6.800%	1,756	1,880
Senior notes	2019		400	2.800%	400	400
Senior notes	2019		500	5.380%	500	500
Senior notes	2020		900	4.700%	900	900
Senior notes	2021		1,450	5.340%	1,450	1,450
Senior notes	2022		600	4.000%	600	600
Senior notes	2023	US	500	3.000%	627	671
Senior notes	2023	US	850	4.100%	1,066	1,141
Senior notes	2024		600	4.000%	600	600
Senior notes	2025	US	700	3.625%	878	940
Senior notes	2026	US	500	2.900%	627	671
Senior debentures [1]	2032	US	200	8.750%	251	269
Senior notes	2038	US	350	7.500%	439	470
Senior notes	2039		500	6.680%	500	500
Senior notes	2040		800	6.110%	800	800
Senior notes	2041		400	6.560%	400	400
Senior notes	2043	US	500	4.500%	627	671
Senior notes	2043	US	650	5.450%	816	873
Senior notes	2044	US	1,050	5.000%	1,318	1,410
					14,555	16,197
Deferred transaction costs and discounts					(107)	(117)
Less current portion					(1,756)	(750)

Total long-term debt					12,692	15,330

[1]	Senior debentures originally issued by Rogers Cable Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2017 and 2016.
Below is a summary of the senior notes that we issued in 2016. We did not issue any senior notes in 2017.

(In millions of dollars, except interest rates and discounts)
Date Issued		Principal amount	Due date	Interest rate	Discount/ premium at issuance	Total gross proceeds [1] (Cdn$)	Transaction costs and discounts [2] (Cdn$)

2016 issuances
November 4, 2016	US	500	2026	2.900%	98.354%	671	17

[1]	Gross proceeds before transaction costs and discounts.

[2]	Transaction costs and discounts are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.

Disclosure of maturity analysis for non-derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2017 and 2016.

December 31, 2017	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Bank advances	6	6	6	—	—	—
Short-term borrowings	1,585	1,585	1,585	—	—	—
Accounts payable and accrued liabilities	2,931	2,931	2,931	—	—	—
Long-term debt	14,448	14,555	1,756	1,800	2,050	8,949
Other long-term financial liabilities	9	9	2	3	2	2
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,538	1,093	445	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,506)	(1,054)	(452)	—	—
Equity derivative instruments	—	(68)	(68)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	7,417	1,435	—	—	5,982
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,405)	(1,756)	—	—	(6,649)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	956	956	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(934)	(934)	—	—	—
Bond forwards	—	64	64	—	—	—
Net carrying amount of derivatives (asset)	(1,094)
	17,885	18,148	6,016	1,796	2,052	8,284

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2016	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Bank advances	71	71	71	—	—	—
Short-term borrowings	800	800	800	—	—	—
Accounts payable and accrued liabilities	2,783	2,783	2,783	—	—	—
Long-term debt	16,080	16,197	750	3,081	2,350	10,016
Other long-term financial liabilities	18	18	—	12	3	3
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,708	1,240	468	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,732)	(1,249)	(483)	—	—
Equity derivative instruments	—	(8)	(8)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	7,417	—	1,435	—	5,982
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(8,996)	—	(1,880)	—	(7,116)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	201	201	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(201)	(201)	—	—	—
Bond forwards	—	51	—	51	—	—
Net carrying amount of derivatives (asset)	(1,659)
	18,093	18,309	4,387	2,684	2,353	8,885

[1]	Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.
Below is a summary of the repayment of our senior notes during 2017 and 2016. There were no debt derivatives associated with these repayments.

(In millions of dollars)
Maturity date	Notional amount (Cdn$)

2017 repayments
March 2017	250
June 2017	500
Total for 2017	750

2016 repayments
May 2016	1,000

PRINCIPAL REPAYMENTS
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2017.

(In millions of dollars)
2018	1,756
2019	900
2020	900
2021	1,450
2022	600
Thereafter	8,949
Total long-term debt	14,555
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2017:

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Operating leases	202	308	167	294	971
Player contracts [1]	111	88	10	7	216
Purchase obligations [2]	368	346	167	121	1,002
Program rights [3]	546	1,121	1,079	1,886	4,632

Total commitments	1,227	1,863	1,423	2,308	6,821

[1]	Player contracts are Toronto Blue Jays players’ salary contracts into which we have entered and are contractually obligated to pay.

[2]	Purchase obligations are the contractual obligations under service, product, and wireless device contracts to which we have committed.

[3]	Program rights are the agreements into which we have entered to acquire broadcasting rights for sports broadcasting programs and films for periods in excess of one year at contract inception.